Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
AA13 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	UF
Rate	3.40%
Placement date	Jan. 03, 2024
Amount	$ 1,330,000
AA9 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	CLP
Rate	6.30%
Placement date	Jan. 03, 2024
Amount	$ 38,700,000,000
AA7 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	CLP
Rate	6.80%
Placement date	Jan. 04, 2024
Amount	$ 7,350,000,000
AA8 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	CLP
Rate	6.70%
Placement date	Jan. 05, 2024
Amount	$ 1,000,000,000
W3 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	UF
Rate	1.60%
Placement date	Jan. 11, 2024
Amount	$ 695,000
AA2 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	CLP
Rate	6.20%
Placement date	Jan. 11, 2024
Amount	$ 4,000,000,000
AA14 [Member]
Subsequent Events (Details) - Schedule of Local Market, the Bank has Placed Bonds [Line Items]
Currency	UF
Rate	3.30%
Placement date	Feb. 07, 2024
Amount	$ 1,950,000